Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11: SUBSEQUENT EVENTS

There are no subsequent events required to be disclosed in the Notes to Financial Statements through the date of the report, except as follows:

In April 2015, the Company received $1,710,000 from the sale to three accredited investors of 5,700,000 shares of its common stock and a like number of warrants exercisable at $.45 per share through March 31, 2020. In May 2015, the Company received $210,000 from the sale to one accredited investor of 700,000 shares of its common stock and a like number of warrants exercisable at 5.45 per share through March 31, 2020.

There are no subsequent events required to be disclosed in the Notes to Financial Statements through the date of the report, except as follows: In accordance with the December 15, 2014 letter agreement with Carl E. Berg, a total of $3,350,000 of unsecured loans was received between November 2014 and February 2015, with $1.0 million received in November 2014, an additional $1.0 million received in December 2014, an additional $500,000 received in January 2015 and an additional $850,000 received in February 2015, under the same terms described in Note 4 (c). In February 2015, the Company agreed to extend the due date for the Bergs to loan the Company additional monies of up to $7.5 million, (inclusive of the aforementioned $850,000 received by us) to June 30, 2015 and to convert all or any part of their loans into shares, warrants and bonus warrants to June 30, 2015, in accordance with the terms described in Note 4(d).

In February 2015, the Board approved an increase in the number of shares covered by the 2009 Plan from 10,000,000 shares to 20,000,000 shares, subject to stockholder approval within one year. See Note 9.

Between March 30, 2015 and April 15, 2015, the Company received $1,210,000 from the sale to five accredited investors of 4,033,334 shares of its common stock and a like number of warrants exercisable at $.45 per share through March 31, 2020. One of the investors, which previously provided a $1,350,000 letter of credit to Simon Properties and had the right to convert the cash underlying the letter of credit at $1.00 per share had its conversion price lowered to $.30 per share in partial consideration of its new equity investment in the Company. Four of the investors have the right to purchase an additional $1,000,000 in the aggregate of additional securities of the Company on the same terms up to May 15, 2015.